Investments In Affiliated Companies, Partnerships And Other Companies (Tables)	12 Months Ended
Dec. 31, 2020
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies

	December 31,
	2020	2019
Companies accounted for under the equity method (1)	$141,375	$141,594
Companies accounted for under the fair value method and other investments(2)	42,963	59,980
	$184,338	$201,574

(1)    See Note 6B.
(2)    See Note 6C.

Schedule Of Equity In Net Earnings Of Affiliated Companies
Equity in net earnings (losses) of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2020	2019	2018
Company A	$10,610	$8,497	$11,340
Company B	435	(317)	(2,077)
Company C	4,765	3,840	10,102
Company D	(837)	(3,696)	(6,275)
Company E	—	(3,466)	(9,737)
Other	(2,369)	(3,084)	(5,575)
	$12,604	$1,774	$(2,222)

The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information	Balance Sheet Information:

	December 31,
	2020	2019
Current assets	$526,325	$505,502
Non-current assets	149,718	146,975
Total assets	$676,043	$652,477

Current liabilities	$151,736	$151,353
Non-current liabilities	256,037	259,404
Shareholders' equity	268,270	241,720
Total liabilities and equity	$676,043	$652,477

Income Statement Information	Income Statement Information:

	Year ended December 31,
	2020	2019	2018
Revenues	$327,971	$366,178	$362,711
Gross profit	$118,888	$158,382	$94,463
Net income	$24,377	$1,890	$727